Debt and Capital Lease Obligations (Solar Energy Systems Narrative) (Details) (USD $)						3 Months Ended								12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2013 Solar Energy [Member]	Dec. 31, 2012 Solar Energy [Member]	Jun. 30, 2013 Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2013 Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2011 Solar Energy [Member] Construction Financing Revolver [Member]	Sep. 30, 2011 Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2013 Solar Energy [Member] Construction and Term Debt [Member]	Dec. 31, 2012 Solar Energy [Member] Construction and Term Debt [Member]	Dec. 31, 2013 Solar Energy [Member] Other System Financing [Member]	Dec. 31, 2013 Solar Energy [Member] Italy Projects [Member]	Dec. 31, 2013 SunEdison [Member] Construction and Term Debt [Member]	Dec. 31, 2013 SunEdison [Member] Solar Energy [Member]	Dec. 31, 2012 SunEdison [Member] Solar Energy [Member]	Dec. 31, 2013 SunEdisons Subsidiary One [Member]	Dec. 31, 2013 SunEdisons Subsidiary Two [Member]	Sep. 24, 2012 SunEdisons Subsidiary Two [Member]	Dec. 31, 2013 Deutsche Bank Credit Line [Member]
Debt Instrument [Line Items]
Non-Recourse Debt		$ 23,600,000		$ 2,655,800,000						$ 243,900,000
Line of Credit Facility, Maximum Borrowing Capacity	265,000,000						150,000,000	300,000,000	50,000,000
Line of Credit Facility, Percent Of Outstanding Balance Required To Post Under Covenant Terms							15.00%
Line of Credit Facility, Amount Outstanding							59,700,000													228,100,000
Line of Credit Facility, Remaining Borrowing Capacity			200,000,000																	91,900,000
Amortization of Financing Costs						3,900,000
Long-term Debt				0	0					1,028,000,000	271,300,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum														3.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum														18.00%
Less current portion - Solar energy systems										305,000,000	61,300,000
Sales Leaseback Transaction, Capacity																	124,400,000		101,400,000
Capital Lease Obligations															94,000,000	93,300,000
Sale Leaseback Transaction, Amount Due under Financing Arrangement				1,384,800,000	1,107,200,000												123,600,000	92,800,000
Minimum Lease Payments, Sale Leaseback Transactions		1,384,800,000
Sale and Lease Back Available Amount																	800,000	8,600,000
Debt, proceeds collected under sales agreement, current												18,400,000
Debt, proceeds collected from sales agreement, noncurrent												$ 103,500,000	$ 41,300,000